Supplement Dated May 1, 2006 to Prospectus Dated May 1, 1999 for Smith Barney Variable Annuity
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On September 16, 2005, the Greenwich Street Series Fund - Intermediate High Grade Portfolio liquidated and thus, is no longer available as an underlying investment option in the contract.

Additionally, effective May 1, 2006, the following underlying mutual funds changed their name, investment adviser, and/or investment objective:

1. Greenwich Street Series Fund - Fundamental Value Portfolio changed to:

Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Fundamental Value Portfolio
Investment Adviser:	Smith Barney Fund Management LLC
Investment Objective:	Long-term capital growth with current income as a secondary consideration.

2. Travelers Series Fund, Inc. - Smith Barney International All Cap Growth Portfolio changed to:

Legg Mason Partners Variable Portfolios III, Inc. - Legg Mason Partners Variable International All Cap Growth Portfolio
Investment Adviser:	Smith Barney Fund Management LLC
Investment Objective:	Total return on its assets from growth of capital and income.

3. Travelers Series Fund, Inc. - Smith Barney Large Cap Value Portfolio changed to:

Legg Mason Partners Variable Portfolios III, Inc. - Legg Mason Partners Variable Large Cap Value Portfolio
Investment Adviser:	Smith Barney Fund Management LLC
Investment Objective:	Long-term growth of capital with current income a secondary objective.

4. Travelers Series Fund, Inc. - Smith Barney Money Market Portfolio changed to:

Legg Mason Partners Variable Portfolios III, Inc. - Legg Mason Partners Variable Money Market Portfolio
Investment Adviser:	Smith Barney Fund Management LLC
Investment Objective:	Maximize current income consistent with preservation of capital. The fund seeks to maintain a stable $1 share price.